Other Income And Other Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
All other income and commissions:
ATM interchange fees	$ 10,412		$ 10,528		$ 13,690
Electronic banking fees	6,289		6,537		6,225
Letter of credit fees	5,081		5,158		6,282
Deferred compensation	4,685	[1]	4,461	[1]	(517)	[1]
Gains on extinguishment of debt	0		0		5,761
Other	13,874		20,257		22,782
Total	40,341		46,941		54,223
All other expense:
Litigation and regulatory matters	63,654		33,313		41,279
Other insurance and taxes	12,598		10,734		13,721
Tax credit investments	12,103		18,655		20,356
Travel and entertainment	8,959		8,366		8,324
Employee training and dues	5,054		4,525		4,770
Customer relations	4,916		4,578		4,908
Miscellaneous loan costs	4,209		4,126		4,664
Supplies	3,800		3,752		3,800
Other	32,579		41,195		47,911
Total	$ 147,872		$ 129,244		$ 149,733

[1]	Certain previously reported amounts have been reclassified to agree with current presentation Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.